Segment and Geographic Information - Geographic Revenues, PPE, and Total Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Segment Reporting Information [Line Items]
Revenues	[1]	$ 21,733	[2]	$ 7,607		$ 7,106
Property and Equipment, net		3,363		903		1,025
Total Assets		33,921	[3]	8,663	[4]	7,736
United States
Segment Reporting Information [Line Items]
Revenues		8,015		2,986		3,057
Property and Equipment, net		1,270		389		466
Total Assets		16,986		4,925		3,330
United Kingdom
Segment Reporting Information [Line Items]
Revenues		3,392		1,482		1,570
Property and Equipment, net		535		235		244
Total Assets		9,756		1,019		1,053
Australia
Segment Reporting Information [Line Items]
Revenues		1,694		921		483
Property and Equipment, net		191		58		63
Total Assets		591		978		703
Other Europe
Segment Reporting Information [Line Items]
Revenues		5,409		1,594		1,474
Property and Equipment, net		465		134		157
Total Assets		4,726		358		1,580
Other International
Segment Reporting Information [Line Items]
Revenues		3,223		624		522
Property and Equipment, net		902		87		95
Total Assets		$ 1,862		$ 1,383		$ 1,070

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[3]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[4]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.